EQUIPMENT	3 Months Ended
Jan. 31, 2012
EQUIPMENT [Abstract]
EQUIPMENT

NOTE 3 - EQUIPMENT

January 31, 2012
Accumulated
	Cost	Depreciation	Net
Automobile	$ 7,237	$ 3,800	$ 3,437
	$ 7,237	$ 3,800	$ 3,437

October 31, 2011
Accumulated
	Cost	Depreciation	Net
Automobile	$ 7,322	$ 3,295	$ 4,027
	$ 7,322	$ 3,295	$ 4,027